UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-Q	OMB APPROVAL OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response: 10.5

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21417

Registrant Name: NFJ DIVIDEND, INTEREST & PREMIUM STRATEGY FUND

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: January 31, 2008

Date of Reporting Period: April 30, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2007 (unaudited)

Shares
(000)		Value*
COMMON STOCK-74.1%
	Agriculture-3.5%
650	Altria Group, Inc.	$44,798,000
650	Reynolds American, Inc. (a)	41,769,000
		86,567,000
	Apparel-0.9%
250	VF Corp.	21,952,500

	Banking-7.6%
900	Bank of America Corp. (a)	45,810,000
900	KeyCorp (a)	32,112,000
1,200	Regions Financial Corp. (a)	42,108,000
650	Wachovia Corp.	36,101,000
750	Washington Mutual, Inc. (a)	31,485,000
		187,616,000
	Beverages-1.8%
500	Anheuser-Busch Cos., Inc. (a)	24,595,000
400	Coca-Cola Co.	20,876,000
		45,471,000
	Chemicals-4.3%
2,400	Dow Chemical Co. (a)	107,064,000

	Commercial Services-0.7%
36	Deluxe Corp.	1,377,740
400	RR Donnelley & Sons Co. (a)	16,080,000
		17,457,740
	Computers-3.3%
400	International Business Machines Corp.	40,884,000
1,800	Seagate Technology, Inc. (a)	39,870,000
		80,754,000
	Diversified Financial Services-2.7%
350	Freddie Mac	22,673,000
400	JP Morgan Chase & Co. (a)	20,840,000
276	Morgan Stanley	23,211,963
		66,724,963
	Electric-1.7%
625	TXU Corp.	41,007,174

	Food-1.9%
384	HJ Heinz Co.	18,085,529
811	Kraft Foods, Inc.	27,134,450
50	Supervalu, Inc.	2,295,000
		47,514,979
	Gas-2.9%
1,300	KeySpan Corp. (a)	53,833,000
300	Sempra Energy	19,044,000
		72,877,000
	Hand/Machine Tools-2.1%
900	Stanley Works	52,452,000

	Home Furnishings-0.0%
10	Whirlpool Corp.	1,060,300

	Household Products-1.3%
450	Kimberly-Clark Corp.	32,026,500

	Insurance-3.7%
700	Allstate Corp. (a)	43,624,000
400	Lincoln National Corp. (a)	28,460,000
350	Travelers Cos., Inc.	18,935,000
		91,019,000
	Machinery-0.7%
150	Deere & Co.	16,410,000

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2007 (unaudited)

Shares
(000)			Value*
	Media-2.0%
1,600	CBS Corp.		$50,825,646

	Oil & Gas-16.1%
1,300	Anadarko Petroleum Corp. (a)		60,658,000
725	Chevron Corp. (a)		56,397,750
1,000	ConocoPhillips		69,350,000
372	Marathon Oil Corp.		37,725,825
1,500	Occidental Petroleum Corp.		76,050,000
550	PetroChina Co., Ltd. ADR		61,677,000
352	Petroleo Brasileiro SA ADR		35,663,329
			397,521,904
	Pharmaceuticals-8.4%
1,000	GlaxoSmithKline PLC ADR		57,780,000
1,000	Merck & Co., Inc. (a)		51,440,000
3,700	Pfizer, Inc. (a)		97,902,000
			207,122,000
	Real Estate-0.0%
10	Duke Realty Corp.—REIT		431,100

	Telecommunications-6.1%
500	AT&T, Inc. (a)		19,360,000
1,500	Verizon Communications, Inc. (a)		57,270,000
5,000	Windstream Corp. (a)		73,100,000
			149,730,000
	Toys, Games & Hobbies-0.5%
400	Mattel, Inc.		11,320,000

	Transportation-1.9%
900	Norfolk Southern Corp.		47,916,000

	Total Common Stock (cost-$1,692,712,196)		1,832,840,806

CONVERTIBLE PREFERRED STOCK-15.4%
		Credit Rating
		(Moody's/S&P)
	Agriculture-0.5%
117	Bunge Ltd., 4.875%, 12/31/49	Ba1/BB	12,928,675

	Automotive-0.5%
575	General Motors Corp., 6.25%, 7/15/33, Ser. C	Caa1/B-	13,215,802

	Banking-0.4%
195	Washington Mutual Capital Trust, 5.375%, 5/3/41, Ser. UNIT	A3/BBB	10,781,550

	Commercial Services-0.3%
161	United Rentals, Inc., 6.50%, 8/1/28	B3/B-	7,937,130

	Diversified Financial Services-6.5%
416	E*Trade Financial Corp., 6.125%, 11/18/08	Ba3/NR	12,064,000
	Goldman Sachs Group, Inc.,
495	12.00%, 12/12/07, Ser. CSCO	Aa3/NR	12,701,516
608	20.00%, 12/31/07, Ser. TWX	Aa3/NR	11,878,146
322	20.00%, 3/6/08, Ser. DISH	Aa3/NR	13,749,318
120	Lazard Ltd., 6.625%, 5/15/08	Ba1/NR	5,541,948
	Lehman Brothers Holdings, Inc.,
430	6.25%, 10/15/07, Ser. GIS	A1/A+	12,126,000
144	8.00%, 3/9/08, Ser. AAPL	A1/A+	13,627,941
206	20.00%, 8/15/07, Ser. UTX	A1/A+	12,138,885
389	20.00%, 2/24/08, Ser. HPQ	A1/A+	16,056,123
	Morgan Stanley,
184	20.00%, 12/15/07, Ser. XOM	Aa3/A+	13,368,995
337	20.00%, 1/31/08, Ser. T	Aa3/A+	12,401,938
26	20.00%, 3/8/08, Ser. GOOG	NR/NR	11,760,141
362	20.00%, 3/24/08, Ser. DIS	Aa3/NR	12,487,527
			159,902,478

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2007 (unaudited)

Shares		Credit Rating
(000)		(Moody's/S&P)	Value*
	Electric-1.8%
244	AES Trust III, 6.75%, 10/15/29	B3/B	$12,197,677
230	Entergy Corp., 7.625%, 2/17/09	NR/BBB	15,939,000
48	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	16,935,750
			45,072,427
	Insurance-1.8%
300	Genworth Financial, Inc., 6.00%, 5/16/07	A2/A	11,583,000
405	Metlife, Inc., 6.375%, 8/15/08	NR/BBB+	13,310,583
165	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09, Ser. A	NR/BB+	5,341,875
	XL Capital Ltd.,
386	6.50%, 5/15/07	A3/A-	9,841,788
136	7.00%, 2/15/09	A3/A-	3,733,250
			43,810,496
	Metals & Mining-0.5%
121	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	NR/B+	13,165,902

	Oil & Gas-0.5%
104	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	11,605,237

	Pharmaceuticals-0.7%
239	Schering-Plough Corp., 6.00%, 9/14/07	Baa3/BBB	17,267,922

	Real Estate-0.5%
465	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A,—REIT	B2/B-	12,037,050

	Retail-0.3%
5	Blockbuster, Inc., 7.50%, 12/31/49	NR/NR	6,955,200

	Telecommunications-0.6%
239	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	13,736,462

	Waste Disposal-0.5%
38	Allied Waste Industries, Inc., 6.25%, 3/1/08, Ser. D	B3/B	13,487,400

	Total Convertible Preferred Stock (cost-$355,665,500)		381,903,731

CONVERTIBLE BONDS & NOTES-8.9%
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)
	Airlines-0.5%
$8,945	UAL Corp., 4.50%, 6/30/21 (b)(c)	NR/CCC+	11,985,584

	Banking-0.4%
10,000	UBS AG Jersey, 22.00%, 8/15/07 (b)(c)	NR/NR	9,900,000

	Commercial Services-1.5%
3,000	Quanta Services, Inc., 3.75%, 4/30/26 (b)(c)	NR/B	4,170,000
7,930	Quanta Services, Inc., 3.75%, 4/30/26 GDR	NR/B	11,022,700
13,400	Quebecor World USA, Inc., 6.00%, 10/1/07	Caa1/B-	13,366,500
7,500	Vertrue, Inc., 5.50%, 10/1/10	NR/B-	9,328,125
			37,887,325
	Computers-1.6%
10,000	DST Systems, Inc., 4.125%, 8/15/23	NR/NR	16,775,000
11,750	Electronic Data Systems Corp., 3.875%, 7/15/23	Ba1/BBB-	12,278,750
10,100	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	11,046,875
			40,100,625
	Electric-0.5%
3,500	PG&E Corp., 9.50%, 6/30/10	NR/NR	12,691,875

	Electrical Components & Equipment-0.0%
750	General Cable Corp., 0.875%, 11/15/13	B1/B+	971,250

	Hotel/Gaming-0.3%
2,300	Hilton Hotels Corp., 3.375%, 4/15/23	Ba1/BB+	3,544,875
1,695	Mandalay Resort Group, 6.10%, 3/21/33 (d)	Ba2/BB	2,398,425
			5,943,300

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Oil & Gas-0.5%
$8,825	Devon Energy Corp., 4.95%, 8/15/08	Baa2/BBB	$12,928,625

	Real Estate-0.5%
9,500	Digital Realty Trust L.P., 4.125%, 8/15/26,—REIT (b)(c)	NR/NR	12,498,295

	Retail-0.5%
12,800	Sonic Automotive, Inc., 5.25%, 5/7/09	B2/B	12,624,000

	Semi-conductors-0.2%
4,000	Intel Corp., 2.95%, 12/15/35	NR/A-	3,660,000

	Telecommunications-2.4%
10,500	CenturyTel, Inc., 4.75%, 8/1/32	Baa2/BBB	12,455,625
5,855	Harris Corp., 3.50%, 8/15/22 GDR	Baa2/BBB+	13,327,444
13,300	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/CCC	12,751,375
14,000	Nextel Communications, Inc., 5.25%, 1/15/10	Baa3/BBB	14,017,500
6,500	Nortel Networks Corp., 4.25%, 9/1/08 GDR	B3/B-	6,443,125
			58,995,069

	Total Convertible Bonds & Notes (cost-$201,201,685)		220,185,948

SHORT-TERM INVESTMENT-4.3%
	Time Deposits-4.3%
97,248	Societe Generale—Grand Cayman, 4.63%, 5/1/07		97,248,209
8,222	Citbank—Nassau, 4.63%, 5/1/07		8,222,448
	Total Time Deposits (cost-$105,470,657)		105,470,657

	Total Investments, before call options written (cost-$2,355,050,038)- 102.7%		2,540,401,142

CALL OPTIONS WRITTEN (e)-(1.8)%
Contracts
	American Stock Exchange Morgan Stanley Cyclical Flex Index,
250	strike price $975, expires 6/1/07		(863,750)
250	strike price $977, expires 6/1/07		(823,000)
	American Stock Exchange Morgan Stanley Cyclical Index,
600	strike price $970, expires 5/19/07		(2,112,000)
300	strike price $980, expires 5/19/07		(799,500)
125	strike price $990, expires 6/16/07		(353,125)
125	strike price $995, expires 6/16/07		(310,625)
400	strike price $1015, expires 6/16/07		(522,000)
100	strike price $1020, expires 6/16/07		(105,000)
	American Stock Exchange Oil Flex Index,
200	strike price $1283, expires 6/1/07		(450,600)
200	strike price $1295, expires 6/8/07		(416,400)
	American Stock Exchange Oil Index,
200	strike price $1190, expires 5/19/07		(1,683,000)
200	strike price $1200, expires 5/19/07		(1,497,000)
250	strike price $1210, expires 5/19/07		(1,646,250)
100	strike price $1220, expires 5/19/07		(570,500)
150	strike price $1240, expires 5/19/07		(615,750)
150	strike price $1250, expires 5/19/07		(509,250)
250	strike price $1265, expires 5/25/07		(683,750)
200	strike price $1300, expires 6/16/07		(464,000)
250	strike price $1310, expires 6/16/07		(485,000)
325	strike price $1320, expires 6/16/07		(523,250)
225	strike price $1330, expires 6/16/07		(298,125)
	Nasdaq 100 Stock Index,
100	strike price $1810, expires 5/19/07		(719,500)
25	strike price $1850, expires 6/16/07		(152,750)
50	strike price $1875, expires 6/16/07		(226,500)
100	strike price $1900, expires 6/16/07		(319,000)

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2007 (unaudited)

Contracts		Value*
	Pharmaceutical HOLDRS,
5,000	strike price $100.80, expires 5/4/07	$(3,735,000)
5,000	strike price $101, expires 5/25/07	(4,320,000)
5,000	strike price $101, expires 6/22/07	(1,395,000)
	Philadelphia Stock Exchange KBW Bank Sector Flex Index,
2,000	strike price $116, expires 6/8/07	(478,000)
1,500	strike price $116.20, expires 5/11/07	(160,500)
2,000	strike price $116.50, expires 5/25/07	(332,000)
2,000	strike price $117.50, expires 5/4/07	(20,000)
	Philadelphia Stock Exchange KBW Bank Sector Index,
400	strike price $112.50, expires 5/19/07	(168,000)
6,050	strike price $115, expires 5/19/07	(1,331,000)
2,000	strike price $115, expires 6/16/07	(620,000)
4,050	strike price $117.50, expires 5/19/07	(344,250)
400	strike price $117.50, expires 6/16/07	(70,000)
1,500	strike price $120, expires 5/19/07	(37,500)
1,100	strike price $120, expires 6/16/07	(93,500)
	Standard & Poors 500 Flex Index,
250	strike price $1418, expires 5/11/07	(1,998,250)
200	strike price $1432, expires 5/4/07	(1,296,800)
200	strike price $1443, expires 6/1/07	(1,258,200)
200	strike price $1463, expires 6/8/07	(973,600)
250	strike price $1465, expires 5/4/07	(518,750)
	Standard & Poors 500 Index,
200	strike price $1425, expires 5/19/07	(1,269,000)
100	strike price $1450, expires 5/19/07	(418,000)
300	strike price $1455, expires 5/19/07	(1,131,000)
300	strike price $1480, expires 6/16/07	(933,000)
550	strike price $1500, expires 6/16/07	(1,053,250)
100	strike price $1505, expires 6/16/07	(168,000)
200	strike price $1511, expires 7/6/07	(411,200)
	Telecommunication Basket Index,
4,000	strike price $102.30, expires 5/11/07	(1,280,000)
	Utilities HOLDRS,
5,000	strike price $101, expires 6/22/07	(495,000)

	Total Call Options Written (premium received-$22,890,975)	(43,458,425)

	Total Investments, net of call options written (cost-$2,332,159,063) -100.9%	2,496,942,717

	Liabilities in excess of other assets-(0.9%)	(23,425,360)
	Net Assets-100.0%	$2,473,517,357

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund's investments including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the (“NYSE”) is open for business.

(a)	All or partial amount segregated as collateral for call options written.
(b)	144A Security-Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.
Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $38,553,879, representing 1.56% of net assets are restricted.
(d)	Variable rate security. Interest rate disclosed reflects the rate in effect on April 30, 2007.
(e)	Non-income producing.

Glossary:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt
NR-Not Rated
REIT-Real Estate Investment Trust

Item 2. Controls and Procedures

a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c)) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.3a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: NFJ Dividend, Interest & Premium Strategy Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 19, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 19, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 19, 2007